Tax (Details) (CHF)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income from continuing operations before taxes (CHF)
Switzerland	455,000,000	1,734,000,000	2,383,000,000
Foreign	3,006,000,000	5,753,000,000	5,694,000,000
Income from continuing operations before taxes	3,461,000,000	7,487,000,000	8,077,000,000
Current and deferred taxes (CHF)
Switzerland	38,000,000	81,000,000	203,000,000
Foreign	437,000,000	243,000,000	757,000,000
Current income tax expense	475,000,000	324,000,000	960,000,000
Switzerland	(176,000,000)	(149,000,000)	87,000,000
Foreign	372,000,000	1,373,000,000	788,000,000
Deferred income tax expense	196,000,000	1,224,000,000	875,000,000
Income tax expense	671,000,000	1,548,000,000	1,835,000,000
Income tax expense/(benefit) on discontinued operations	0	0	(19,000,000)
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(4,000,000)	4,000,000	0
Cumulative translation adjustment	16,000,000	32,000,000	(164,000,000)
Unrealized gains/(losses) on securities	12,000,000	(2,000,000)	16,000,000
Actuarial gains/(losses)	(172,000,000)	(82,000,000)	(116,000,000)
Net prior service credit/(cost)	105,000,000	3,000,000	15,000,000
Share-based compensation and treasury shares	256,000,000	(671,000,000)	(176,000,000)
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	761,000,000	1,647,000,000	1,777,000,000
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Foreign tax rate differential	(40,000,000)	519,000,000	882,000,000
Non-deductible amortization of other intangible assets and goodwill impairment	0	1,000,000	3,000,000
Other non-deductible expenses	447,000,000	623,000,000	540,000,000
Additional taxable income	8,000,000	22,000,000	71,000,000
Lower taxed income	(479,000,000)	(775,000,000)	(694,000,000)
of which tax benefit in respect of the Swiss tax effect of the valuation reduction in the investment in subsidiaries	55,000,000
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank	116,000,000	130,000,000
Income taxable to non-controlling interests	(289,000,000)	(278,000,000)	313,000,000
Changes in tax law and rates	172,000,000	119,000,000	3,000,000
Changes in deferred tax valuation allowance	471,000,000	54,000,000	(123,000,000)
of which tax benefit from the release of valuation allowances on deferred tax assets	7,000,000	199,000,000	567,000,000
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	428,000,000	193,000,000	433,000,000
Other	(380,000,000)	(384,000,000)	(937,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US	261,000,000
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	123,000,000	301,000,000	156,000,000
of which foreign exchange translation gains or losses relating to deferred tax assets on tax loss carry-forwards recorded in UK entities			460,000,000
of which (increases) or releases of valuation allowance on deferred tax assets on net operating loss carry-forwards			(91,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets on net operating loss carry-forwards			91,000,000
Income tax expense	671,000,000	1,548,000,000	1,835,000,000
Accumulated undistributed earnings from foreign subsidiaries	8,400,000,000